Provisions for employees benefits	12 Months Ended
Dec. 31, 2017
Disclosure of defined benefit plans [abstract]
Disclosure of employee benefits [text block]
22.	Provisions for employees benefits

The following are the balances of provisions for employee benefits as of December 31, 2017 and 2016:

	2017	2016
Post-employment benefits
Healthcare	5,367,005	4,475,540
Pension	1,327,859	76,695
Education	502,260	333,379
Bonds	348,442	263,563
Other plans	77,636	67,945
Termination benefits - Voluntary retirement plan	155,286	161,796
	7,778,488	5,378,918
Social benefits and salaries	485,939	423,360
Other employee benefits	67,867	73,300
	8,332,294	5,875,578
Current	1,829,819	1,974,496
Non-current	6,502,475	3,901,082
	8,332,294	5,875,578

22.1	Post-employment benefits liability (asset)

The following table shows the movement in liabilities and assets, net of post-employment benefits and termination benefits, as of December 31, 2017 and 2016:

	Pension and bonds (1)		Other		Total
	2017	2016	2017	2016	2017	2016
Liabilities for employee benefits
Opening balance	12,463,433	10,435,546	5,041,133	4,170,047	17,504,566	14,605,593
Current service cost	-	-	52,164	53,771	52,164	53,771
Past service cost	-	-	-	164,271	-	164,271
Interest expense	872,524	876,076	350,060	333,894	1,222,584	1,209,970
Actuarial losses (gains)	1,621,184	1,915,767	1,012,205	616,834	2,633,389	2,532,601
Benefits paid	(809,677)	(763,956)	(350,130)	(297,684)	(1,159,807)	(1,061,640)
Closing balance	14,147,464	12,463,433	6,105,432	5,041,133	20,252,896	17,504,566

Plan assets
Opening balance	12,123,175	11,181,604	2,473	-	12,125,648	11,181,604
Return on assets	848,677	950,704	385	-	849,062	950,704
Contributions to funds	-	-	22,465	-	22,465	-
Variation in the ceiling of assets	-	379,884	-	-	-	379,884
Benefits paid	(809,677)	(771,528)	(22,078)	2,406	(831,755)	(769,122)
Actuarial gains (losses)	308,988	382,511	-	67	308,988	382,578
Closing balance	12,471,163	12,123,175	3,245	2,473	12,474,408	12,125,648
Net post-employment benefits liability	1,676,301	340,258	6,102,187	5,038,660	7,778,488	5,378,918

(1)	There is no cost for the pension and pension plans service, due to the fact that the beneficiaries were retired as of July 31, 2010.

The following table shows the movement in profit and loss and in other comprehensive income as of December 31, 2017 and 2016:

	2017	2016
Recognized in profit or loss
Current service cost	52,164	53,771
Past service cost	-	164,271
Interest expense, net	373,522	259,266
Remedies	13,889	-
	439,575	477,308
Recognized in other comprehensive income
Healthcare	(794,535)	(792,093)
Pension and pension bonds	(1,312,195)	(1,533,256)
Education and severance	(203,779)	175,259
Termination benefits - Voluntary retirement plan	(3)	67
Change in the effect of the asset ceiling	-	379,884
	(2,310,512)	(1,770,139)
Deferred tax	762,469	616,697
Other comprehensive income, net of taxes	(1,548,043)	(1,153,442)

22.2	Plan assets

Plan assets are resources held by pension trusts, for payment of pension obligations. Payments for health and education post-employment benefits is Ecopetrol’s responsibility. The destination of trust resources and its yields cannot be changed or returned to the Group until all pension obligations have been fulfilled.

The following is the composition of the plan assets of pension and pension bonds by type of investment as of December 31, 2017 and 2016:

	2017	2016
Bonds issued by the national government	4,349,400	4,410,326
Bonds of private entities	2,967,030	2,880,958
Other local currency	2,337,580	2,910,083
Other public bonds	1,149,200	693,061
Variable yield	605,380	305,052
Bonds of foreign entities	558,920	622,817
Other foreign currency	503,653	300,878
	12,471,163	12,123,175

46.0% of plan assets are classified as level 1 in the fair value hierarchy, where prices for the assets are directly observable on actively traded markets, and 54.0% are classified as level 2.

The fair value of level 2 plan assets is calculated using prices quoted in the assets’ market. The Group obtains these prices through reliable financial data providers recognized in Colombia or abroad depending on the investment.

For the securities issued in local currency, the fair value of plan assets is calculated using information published by Infovalmer, a price supplier authorized by the Financial Superintendence of Colombia. According to its methodology, prices are calculated based on market information on the valuation date or estimated from historical inputs according to the criteria established for the calculation of each of the prices.

The average price is calculated based on the most representative market of the transactions carried out through electronic platforms approved and supervised by the regulator.

On the other hand, the estimated price is calculated for investments that do not reflect enough information to estimate an average market price, replicating the quoted prices for similar assets or prices obtained through quotes from brokers. This estimated price is also given by Infovalmer as a result of the application of robust methodologies approved by the financial regulator and widely used by the financial sector.

The following table reflects the credit quality of the issuers and counterparties in assets held by the autonomous pension funds:

Rating	2017	2016
AAA	4,870,932	4,467,642
Nation	4,471,274	4,610,251
AA+	690,391	470,944
BAA2	371,972	141,940
BBB	246,795	150,808
F1+	230,321	416,439
BBB-	192,636	23,237
BBB+	159,103	193,835
BRC 1+	118,008	309,282
AA	58,234	79,750
BAA3	45,699	131,993
A	39,048	4,175
A3	29,098	61,325
AA3	27,051	14,385
AA-	18,770	34,197
VRR1 +	14,112	55,821
BAA1	5,296	5,274
Other qualifications	9,621	66,470
No rating available	872,802	885,407
	12,471,163	12,123,175

See credit risk policy in Note 30.3.

22.3	Actuarial assumptions

The following are the actuarial assumptions used in determining the present value of defined employee benefit obligations used for the actuarial calculations as of December 31, 2017 and 2016:

2017	Pension	Bonds	Health	Education	Other benefits (1)
Discount rate	6.50%	6.25%	6.50%	5.50%	5.51%
Salary growth rate	N/A	N/A	N/A	N/A	4.75% / 4.25%
Expected inflation rate	3.00%	3.00%	3.00%	3.00%	3.00%
Pension growth rate	3.00%	N/A	N/A	N/A	N/A
Cost trend
Short-term rate	N/A	N/A	6.00%	4.00%	N/A
Long-term rate	N/A	N/A	4.00%	4.00%	N/A

2016	Pension	Bonds	Health	Education	Other benefits (1)
Discount rate	7.25%	7.00%	7.25%	6.50%	6.67%
Salary growth rate	N/A	N/A	N/A	N/A	4.25%
Expected inflation rate	3.00%	3.00%	3.00%	3.00%	3.00%
Pension growth rate	3.00%	N/A	N/A	N/A	N/A
Cost trend
Short-term rate	N/A	N/A	3.00%	4.00%	N/A
Long term rate	N/A	N/A	4.00%	4.00%	N/A

N/A: Not applicable for this benefit.
(1)	Weighted average discount rate.

The cost trend is the projected increase for the initial year, which includes the expected inflation rate.

The mortality table used for the calculations was that of ‘Valid Annuitant’ for men and women based on the experience gained for the period 2005-2008 of the Colombian Social Security Institute.

22.4	Maturity of benefit obligation

The cash flows required for payment of post-employment obligations are the following:

Period	Pension and bonds	Other benefits	Total
2018	880,298	374,315	1,254,613
2019	877,165	355,241	1,232,406
2020	899,128	358,292	1,257,420
2021	921,333	361,655	1,282,988
2022	952,531	362,998	1,315,529
2023-2026	5,201,619	1,824,756	7,026,375

22.5	Sensitivity analysis

The following sensitivity analysis shows the effect of such possible changes on the obligation for defined benefits, while keeping the other assumptions constant, as of December 31, 2017:

	Pension	Bonds	Health	Education	Other benefits
Discount rate
-50 basis points	13,948,863	1,032,967	5,775,492	527,839	242,117
+50 basis points	12,440,607	948,129	4,962,688	480,224	230,501
Inflation rate
-50 basis points	12,386,975	946,675	N/A	N/A	156,021
+50 basis points	14,003,214	1,033,715	N/A	N/A	161,094
Salary growth rate
-50 basis points	N/A	N/A	N/A	N/A	76,336
+50 basis points	N/A	N/A	N/A	N/A	79,150
Cost trend
-50 basis points	N/A	N/A	4,982,874	479,829	N/A
+50 basis points	N/A	N/A	5,797,753	528,104	N/A

22.6	Voluntary retirement plan

In August 2016, the Group offered a voluntary retirement plan to 200 employees who met certain criteria. As of December 31, 2017 and 2016, 137 employees were part of plan, with a corresponding cost of COP$155,286 (2016 - COP$161,796). This plan includes benefits such as monthly income, education and health benefits until the date on which the employee is granted their retirement pension.